General and Administrative Expenses	6 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [Abstract]
General and Administrative Expenses [Text Block]

20. General and Administrative Expenses

General and administrative expenses were comprised of the following for the period ended:

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Management fees, salaries and wages	761	760	1,733	1,408
Marketing	563	331	946	638
Office, administration, and regulatory	1,098	1,316	2,080	2,237
Professional fees, advisory, and consulting	959	1,156	2,065	2,047
Total	3,381	3,563	6,824	6,330